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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2005

                                   ----------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C. fka GEM Value Partners, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL 60611

Form 13F File Number: 28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

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Person Signing this Report on Behalf of Reporting Manager:

           GEM Capital, L.L.C.     GEM Capital, L.L.C.     GEM Capital, L.L.C.

Name:        Michael A. Elrad        Barry A. Malkin         Norm S. Geller
Title:             V.P.                    V.P.                    V.P.
Phone:         312-915-2864            312-915-2877            312-915-3577

Signature, Place, and Date of Signing:


/s/ Michael A. Elrad   Chicago, Illinois   11/14/2005
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]


/s/ Barry A. Malkin    Chicago, Illinois   11/14/2005
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]


/s/ Norm S. Geller     Chicago, Illinois   11/14/2005
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            37

Form 13F Information Table Value Total:       481,709
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                                 GEM 13F FILING
                               September 30, 2005
                           FORM 13F INFORMATION TABLE

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
                                                                                                   INVESTMENT    OTHER      VOTING
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    VALUE (X$1,000)     SHRS     PUT/CALL   DISCRETION   MANAGERS     SOLE
-----------------------------  ---------------  ---------  ---------------  ----------  --------   ----------   --------  ----------
AMB PROPERTY CORP                    COM        00163T109            4,765     106,133              SOLE                    106,133
ARCHSTONE SMITH TR                   COM        039583109           16,526     414,486              SOLE                    414,486
AVALONBAY CMNTYS INC                 COM        053484101            9,162     106,911              SOLE                    106,911
BEAZER HOMES USA INC                 COM        07556Q105            9,287     158,290              SOLE                    158,290
BOSTON PROPERTIES INC                COM        101121101           19,968     281,637              SOLE                    281,637
BRANDYWINE RLTY TR              SH BEN INT NEW  105368203           11,766     378,449              SOLE                    378,449
CARNIVAL CORP                     PAIRED CTF    143658300           13,816     276,432              SOLE                    276,432
CARNIVAL CORP                     PAIRED CTF    143658300           18,513     370,400    CALL      SOLE                    370,400
CARRAMERICA RLTY CORP                COM        144418100            8,573     238,457              SOLE                    238,457
DEVELOPERS DIVERSIFIED REALTY        COM        251591103            6,984     149,546              SOLE                    149,546
FIELDSTONE INVT CORP                 COM        31659U300            9,261     794,232              SOLE                    794,232
FOUR SEASONS HOTEL INC            LTD VTG SH    35100E104            9,710     169,160              SOLE                    169,160
HILTON HOTELS CORP                   COM        432848109           22,276     998,032              SOLE                    998,032
HOST MARRIOTT CORP NEW               COM        44107P104           37,910   2,243,208              SOLE                  2,243,208
ISTAR FINL INC                       COM        45031U101           12,572     310,966              SOLE                    310,966
LA QUINTA CORP                    PAIRED CTF    50419U202           18,904   2,175,329              SOLE                  2,175,329
LENNAR CORP                          CL A       526057104           12,215     204,400              SOLE                    204,400
M D C HLDGS INC                      COM        552676108           15,537     196,940              SOLE                    196,940
MACERICH CO                          COM        554382101           16,733     257,667              SOLE                    257,667
MARRIOTT INTL INC NEW                CL A       571903202           11,277     179,000              SOLE                    179,000
MARRIOTT INTL INC NEW                CL A       571903202            7,245     115,000    PUT       SOLE                    115,000
MERISTAR HOSPITALITY CORP            COM        58984Y103            4,679     512,528              SOLE                    512,528
PAN PACIFIC RETAIL PPTYS INC         COM        69806L104            6,839     103,781              SOLE                    103,781
POST PPTYS INC                       COM        737464107           10,941     293,726              SOLE                    293,726
PROLOGIS                          SH BEN INT    743410102            9,632     217,374              SOLE                    217,374
PUBLIC STORAGE INC                   COM        74460D109           14,702     219,426              SOLE                    219,426
PULTE HOMES INC                      COM        745867101            7,888     183,778              SOLE                    183,778
REGENCY CTRS CORP                    COM        758849103           17,242     300,120              SOLE                    300,120
ROYAL CARIBBEAN CRUISES LTD          COM        V7780T103            7,113     164,658              SOLE                    164,658
SHURGARD STORAGE CTRS INC            COM        82567D104              261       4,668              SOLE                      4,668
SIMON PPTY GROUP INC NEW             COM        828806109            4,480      60,436              SOLE                     60,436
SL GREEN RLTY CORP                   COM        78440X101            6,552      96,100              SOLE                     96,100
ST JOE CO                            COM        790148100            3,600      57,639              SOLE                     57,639
STARWOOD HOTELS & RESORTS WRLD    PAIRED CTF    85590A203           40,821     714,028              SOLE                    714,028
STARWOOD HOTELS & RESORTS WRLD    PAIRED CTF    85590A203           10,291     180,000    PUT       SOLE                    180,000
TAUBMAN CTRS INC                     COM        876664103            6,340     200,000    CALL      SOLE                    200,000
VENTAS INC                           COM        92276F100           37,331   1,159,363              SOLE                  1,159,363
                                                --------------------------------------                                   ----------
                                                  Total:           481,709  14,592,300                                   14,592,300
                                                ======================================                                   ==========
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